Reserves - Disclosure of Long Term Investment Revaluation Reserve (Detail) - USD ($) $ in Thousands	3 Months Ended								6 Months Ended
	Jun. 30, 2018		Mar. 31, 2018		Jun. 30, 2017		Mar. 31, 2017		Jun. 30, 2018	Dec. 31, 2017		Jun. 30, 2017
Disclosure Of Long Term Investment Revaluation Reserve [Line Items]
Unrealized gain (loss) on LTIs	$ 13,430	[1]	$ (3,586)	[1]	$ 6,753	[1]	$ 3,828	[1]	$ 9,843	$ 6,880	[1]	$ 10,581
LTI revaluation reserve (net of tax) [member]
Disclosure Of Long Term Investment Revaluation Reserve [Line Items]
Long-term investment revaluation reserve at beginning of period	(43,633)		(40,047)		(53,680)		(57,508)		(40,047)	(46,927)		(57,508)
Unrealized gain (loss) on LTIs	13,430		(3,586)		6,753		3,828			6,880
Long-term investment revaluation reserve at end of period	(30,203)		(43,633)		(46,927)		(53,680)		(30,203)	(40,047)		(46,927)
Change in Fair Value [Member] | LTI revaluation reserve (net of tax) [member]
Disclosure Of Long Term Investment Revaluation Reserve [Line Items]
Long-term investment revaluation reserve at beginning of period	(41,239)		(38,111)		(53,099)		(56,662)		(38,111)	(45,624)		(56,662)
Unrealized gain (loss) on LTIs	16,663		(3,128)		7,475		3,563			7,513
Long-term investment revaluation reserve at end of period	(24,576)		(41,239)		(45,624)		(53,099)		(24,576)	(38,111)		(45,624)
Deferred Tax Recovery Expense [member] | LTI revaluation reserve (net of tax) [member]
Disclosure Of Long Term Investment Revaluation Reserve [Line Items]
Long-term investment revaluation reserve at beginning of period	(2,394)		(1,936)		(581)		(846)		(1,936)	(1,303)		(846)
Unrealized gain (loss) on LTIs	(3,233)		(458)		(722)		265			(633)
Long-term investment revaluation reserve at end of period	$ (5,627)		$ (2,394)		$ (1,303)		$ (581)		$ (5,627)	$ (1,936)		$ (1,303)

[1]	Definitions as follows: "OCI" = Other Comprehensive Income (Loss); "SBC" = Equity Settled Stock Based Compensation; "Options" = Share Purchase Options; "RSUs" = Restricted Share Units; "DIT" = Deferred Income Taxes; "LTI's" = Long-Term Investments; "Warrants" = Share Purchase Warrants.